RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

34.    Related-party transactions

Sibanye-Stillwater entered into related-party transactions with Rand Refinery, and its subsidiaries during the year as detailed below. The transactions with these related parties are generally conducted with terms comparable to transactions with third parties, however in certain circumstances such as related-party loans, the transactions were not at arm’s length.

Rand Refinery

Rand Refinery, in which Sibanye-Stillwater holds a 44.4% interest, has an agreement with the Group whereby it refines all the Group’s gold production. No dividends were received during the years ended 31 December 2018, 2017 and 2016. For the year ended 31 December 2018, the group sold gold, paid refining fees to Rand Refinery and received interest.

The table below details the transactions and balances between the Group and its related-parties:

Figures in million - SA rand	Note	2018	2017	2016
Rand Refinery
Gold sales		616.2	-	-
Refining fees paid		(29.1)	(32.5)	(44.4)
Interest income	15.1	-	1.5	40.2
Loan receivable	15.1	-	-	403.9

Key management remuneration

The executive directors and prescribed officers were paid the following remuneration during the year:

Figures in thousands - SA rand	Salary	Cash bonus accrued for 2018 paid in 2019	Accrual of Forfeitable Share awards and Conditional Share proceeds	Pension scheme total contributions	Expense allowance and other benefits	2018	2017
Executive directors
Neal Froneman[1]	11,722	8,619	14,177	993	249	35,760	52,656
Charl Keyter	6,033	4,237	6,521	862	44	17,697	23,440
Prescribed officers			-
Chris Bateman[2]	7,944	4,160	2,773	291	1,717	16,885	7,269
Shadwick Bessit[3]	336	176	117	59	-	688	-
Hartley Dikgale	3,560	2,022	2,919	260	-	8,761	11,768
Dawie Mostert	3,674	2,352	3,585	501	-	10,112	12,044
Themba Nkosi	3,648	2,009	1,339	269	-	7,265	6,869
Wayne Robinson	4,330	2,440	3,804	351	-	10,925	9,268
Richard Stewart	3,774	2,500	6,293	419	-	12,986	11,288
Robert van Niekerk	4,868	3,221	4,878	541	-	13,508	17,424
Total	49,889	31,736	46,406	4,546	2,010	134,587	152,026

Remuneration may differ from that presented in the Integrated Annual Report 2018.

[1] Entered into a dual service contract with effect 1 May 2018. Remuneration paid in US dollars was converted at the average exchange rate of R13.87/US$ for the eight months ended 31 December 2018.

[2] Remuneration paid in US dollars was converted at the average exchange rate of R13.24/US$ for the year ended 31 December 2018. The other (cash) benefit represents the contracted payout of benefits arising from the treatment of unvested share-based remuneration in respect of the Stillwater Mining Company share plan, which comprised shares granted in the form of time-based restricted stock unit awards and performance-based restricted stock unit awards. In accordance with the change of control provisions of the Stillwater Mining Company share plan, on the acquisition of Stillwater Mining Company by Sibanye-Stillwater all shares (i.e. time-based restricted stock unit awards and performance-based restricted stock unit awards) were converted to a cash settlement at US$18/share with phased payments. No further performance criteria were to be applied with settlement subject to the prescribed officer remaining in the employment of Sibanye-Stillwater at 31 December to qualify for the payment. The final tranche is payable at 31 December 2019.

[3] Appointed as prescribed officer 1 December 2018.

The non-executive directors were paid the following fees during the year:

Figures in thousands - SA rand	Directors fees	Committee fees	Expense allowance	2018	2017
Tim Cumming	954	589	155	1,698	1,428
Savannah Danson	953	528	-	1,480	745
Barry Davison	953	696	-	1,649	1,555
Rick Menell	954	742	27	1,723	1,610
Sello Moloko	1,802	-	-	1,802	1,725
Nkosemntu Nika	922	513	-	1,435	1,285
Keith Rayner	954	695	74	1,723	1,545
Sue van der Merwe	954	536	-	1,491	1,223
Jerry Vilakazi	945	344	-	1,289	1,224
Total	9,392	4,643	257	14,291	12,340

The directors’ and prescribed officers’ share ownership at 31 December 2018 was:

	Number of shares		%
	2018	2017	2018	2017
Executive directors
Neal Froneman[1]	4,555,954	3,342,087	0.20	0.15
Charl Keyter[1]	1,530,119	1,212,745	0.07	0.06
Non-executive directors
Tim Cumming[1]	106	102	-	-
Barry Davison[1]	1,567,710	1,507,414	0.07	0.07
Rick Menell[1]	108,625	104,448	-	-
Sello Moloko[1]	111,534	107,245	-	-
Keith Rayner[1]	68,992	66,339	-	-
Sue van der Merwe[1]	1,028	988	-	-
Total share ownership by directors	7,944,068	6,341,368
Prescribed officers
Chris Bateman[1]	32,747	-	-	-
Shadwick Bessit[1]	219,782	-	0.01	-
Hartley Dikgale[1]	114,744	292,785	0.01	0.01
Dawie Mostert[1]	50,743	-	-	-
Themba Nkosi[1]	19,107	18,370	-	-
Wayne Robinson[1]	39,321	346	-	-
Richard Stewart[1]	421,653	102,971	0.02	-
Robert van Niekerk[1]	271,537	176,266	0.01	0.01
Total	9,113,702	6,932,106

[1] Share ownership at the date of this report is unchanged.

None of the directors’ immediate families or associates held any direct shareholding in Sibanye-Stillwater’s issued share capital.